Net fee and commission income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 112	£ 105
Transaction price allocated to remaining performance obligations	203	189
Current contract liabilities	29	27
Revenue from performance obligations satisfied or partially satisfied in previous periods	0	0
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 83	£ 69